Share based payment arrangements - Options (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 EUR (€) Y EquityInstruments	Jun. 30, 2017 EUR (€) Y	Jun. 30, 2018 EUR (€) Y EquityInstruments	Jun. 30, 2017 EUR (€) Y
Share based payment arrangements
Options exercisable	0		0
Options outstanding	372,000		372,000
Weighted-average contractual life | Y	9.0	9.8	9.0	9.8
Expenses recognized in profit and loss | €	€ 171	€ 122	€ 299	€ 122